OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Other Intangible Assets

	The Group						The Bank
	Brands	Core deposit intangible	Purchased credit card relationships	Customer- related intangibles	Capitalised software enhancements	Total	Capitalised software enhancements
	£m	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2020	584	2,770	1,002	50	4,926	9,332	4,280
Additions	—	—	—	—	984	984	857
Disposals	—	—	—	—	(55)	(55)	(6)
At 31 December 2020	584	2,770	1,002	50	5,855	10,261	5,131
Additions	—	—	—	—	986	986	886
Disposals and write-offs	—	—	—	—	(460)	(460)	(321)
At 31 December 2021	584	2,770	1,002	50	6,381	10,787	5,696
Accumulated amortisation:
At 1 January 2020	204	2,770	481	50	2,046	5,551	1,662
Charge for the year (note 9)	—	—	70	—	583	653	515
Disposals	—	—	—	—	(55)	(55)	(6)
At 31 December 2020	204	2,770	551	50	2,574	6,149	2,171
Charge for the year (note 9)	—	—	70	—	884	954	750
Disposals and write-offs	—	—	—	—	(460)	(460)	(321)
At 31 December 2021	204	2,770	621	50	2,998	6,643	2,600
Balance sheet amount at 31 December 2021	380	—	381	—	3,383	4,144	3,096
Balance sheet amount at 31 December 2020	380	—	451	—	3,281	4,112	2,960